CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT)/EQUITY (UNAUDITED) - USD ($)	Preferred Stock Series A, I and Y [Member]	Preferred Stock Series A, I and Y [Member] Series I Preferred Stock [Member]	Preferred Stock Series B, E, F-1, and L [Member]	Preferred Stock Series B, E, F-1, and L [Member] Series B Preferred Stock [Member]	Preferred Stock Series B, E, F-1, and L [Member] Series E Preferred Stock [Member]	Preferred Stock Series C [Member]	Preferred Stock Series C [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member] Series I Preferred Stock [Member]	Common Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member] Series E Preferred Stock [Member]	Common Stock [Member] Series J Preferred Stock [Member]	Common Stock [Member] Series F-1 Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Preferred Stock Series A and I [Member]	Preferred Stock Series A and I [Member] Series I Preferred Stock [Member]	Preferred Stock Series B, E, F-1, J and L [Member]	Preferred Stock Series B, E, F-1, J and L [Member] Series B Preferred Stock [Member]	Preferred Stock Series B, E, F-1, J and L [Member] Series E Preferred Stock [Member]	Preferred Stock Series B, E, F-1, J and L [Member] Series J Preferred Stock [Member]	Preferred Stock Series B, E, F-1, J and L [Member] Series F-1 Preferred Stock [Member]
Balance, June 30, 2024 (Restated) at Dec. 31, 2023						$ 492		$ 25							$ (7,581,212)	$ (68,684,115)	$ 731,418	$ 59,540,000		$ 17,456,228
Beginning balance, shares at Dec. 31, 2023						123		25,121										14,885,002		4,364,057
Conversion of convertible notes payable								$ 1							1,679		1,680
Conversion of convertible notes payable, shares								1,222
Conversion of series B preferred stock								$ 1,558							3,113,638					(3,115,196)
Conversion of series B preferred stock, shares									1,557,598												(778,799)
Conversion of series C preferred stock						(88)		220							(132)
Conversion of series C preferred stock, shares							(22)				220,000
Common stock issued for services								$ 8							11,617		11,625
Common stock issued for services, shares								7,500
Common stock issued to board members								$ 30							194,970		195,000
Common stock issued to board members, shares								30,000
Common stock issued in Red Rock settlement								$ 37							111,275		111,312
Common stock issued in Red Rock settlement, shares								37,104
Conversion of series I preferred stock								$ 5,857							11,708,143			(11,714,000)
Conversion of series I preferred stock, shares										5,857,000									(2,928,500)
Conversion of series J preferred stock								3,084							6,165,816					(6,168,900)
Conversion of series J preferred stock, shares													3,084,450										(1,542,225)
Issuance of series I preferred stock to officers															63,600		593,600	$ 530,000
Issuance of series I preferred stock to officers, shares																		132,500
Cancellation of series C preferred stock						$ (8)									8
Cancellation of series C preferred stock						(2)
Preferred stock dividends																(151,634)	(151,634)
Net loss																(283,104)	(283,104)
Ending balance, value at Mar. 31, 2024						$ 396		$ 10,820							13,789,402	(69,118,853)	1,209,897	$ 48,356,000		$ 8,172,132
Ending balance, shares at Mar. 31, 2024						99		10,819,995										12,089,002		2,043,033
Balance, June 30, 2024 (Restated) at Dec. 31, 2023						$ 492		$ 25							(7,581,212)	(68,684,115)	731,418	$ 59,540,000		$ 17,456,228
Beginning balance, shares at Dec. 31, 2023						123		25,121										14,885,002		4,364,057
Net loss																	(2,392,657)
Ending balance, value at Sep. 30, 2024						$ 172		$ 14,556							20,891,337	(71,792,589)	3,729,120	$ 49,982,456		$ 4,633,188
Ending balance, shares at Sep. 30, 2024						43		14,555,601										12,495,616		1,158,297
Balance, June 30, 2024 (Restated) at Mar. 31, 2024						$ 396		$ 10,820							13,789,402	(69,118,853)	1,209,897	$ 48,356,000		$ 8,172,132
Beginning balance, shares at Mar. 31, 2024						99		10,819,995										12,089,002		2,043,033
Conversion of series B preferred stock								$ 760							1,521,240					$ (1,522,000)
Conversion of series B preferred stock, shares									761,000												(380,500)
Conversion of series C preferred stock						(156)		390							(234)
Conversion of series C preferred stock, shares							(39)				390,000
Conversion of series E preferred stock								161							321,339					(321,500)
Conversion of series E preferred stock, shares												160,750										(80,375)
Conversion of series I preferred stock								897							1,793,103			(1,794,000)
Conversion of series I preferred stock, shares										897,000									(448,500)
Issuance of series Y preferred stock																	3,755,632	3,755,632
Conversion of series J preferred stock								343							685,093					(685,436)
Issuance of series Y preferred stock, shares																		938,908
Conversion of series J preferred stock, shares													342,718										(171,359)
Preferred stock dividends								$ 235							1,372,269	(326,174)	1,046,330
Preferred stock dividends, shares								234,909
Net loss																(131,585)	(131,585)
Conversion of series F-1 preferred stock								20							39,988					(40,008)
Conversion of series F-1 preferred stock, shares														20,004										(10,002)
Ending balance, value at Jun. 30, 2024						$ 240		$ 13,626							19,522,200	(69,576,612)	5,880,274	$ 50,317,632		$ 5,603,188
Ending balance, shares at Jun. 30, 2024						60		13,626,376										12,579,410		1,400,797
Conversion of series B preferred stock								$ 453							904,547					$ (905,000)
Conversion of series B preferred stock, shares									452,500												(226,250)
Conversion of series C preferred stock						(68)		170							(102)
Conversion of series C preferred stock, shares							(17)				170,000
Conversion of series I preferred stock								200							399,800			(400,000)
Conversion of series I preferred stock, shares										200,000									(100,000)
Issuance of series Y preferred stock															(1)		64,823	$ 64,824
Issuance of series Y preferred stock, shares																		16,206
Common stock issued in legal settlement								$ 74							(74)
Common stock issued in legal settlement, shares								74,225
Preferred stock dividends																(238,009)	(238,009)
Net loss																(1,977,968)	(1,977,968)
Conversion of series F-1 preferred stock								33							64,967					(65,000)
Conversion of series F-1 preferred stock, shares														32,500										(16,250)
Ending balance, value at Sep. 30, 2024						$ 172		$ 14,556							20,891,337	(71,792,589)	3,729,120	$ 49,982,456		$ 4,633,188
Ending balance, shares at Sep. 30, 2024						43		14,555,601										12,495,616		1,158,297
Balance, June 30, 2024 (Restated) at Dec. 31, 2024	$ 45,792,868		$ 7,114,440			$ 296		$ 15,300							22,711,350	(72,949,085)	2,685,169
Beginning balance, shares at Dec. 31, 2024	11,448,219		1,778,610			74		15,300,475
Conversion of series B preferred stock			$ (49,600)					$ 25							49,575
Conversion of series B preferred stock, shares				(12,400)					24,800
Conversion of series I preferred stock	(10,000)							5							9,995
Conversion of series I preferred stock, shares		(2,500)								5,000
Issuance of series Y preferred stock	$ 47,100																47,100
Issuance of series Y preferred stock, shares	11,775
Preferred stock dividends																(245,445)	(245,445)
Net loss																(450,777)	(450,777)
Ending balance, value at Mar. 31, 2025	$ 45,829,968		$ 7,064,840			$ 296		$ 15,330							22,770,920	(73,645,307)	2,036,047
Ending balance, shares at Mar. 31, 2025	11,457,494		1,766,210			74		15,330,275
Balance, June 30, 2024 (Restated) at Dec. 31, 2024	$ 45,792,868		$ 7,114,440			$ 296		$ 15,300							22,711,350	(72,949,085)	2,685,169
Beginning balance, shares at Dec. 31, 2024	11,448,219		1,778,610			74		15,300,475
Net loss																	(2,821,471)
Ending balance, value at Sep. 30, 2025	$ 44,467,424		$ 1,293,472			$ 0		$ 19,905							30,388,568	(76,533,799)	(364,430)
Ending balance, shares at Sep. 30, 2025	11,116,858		323,368			0		19,904,708
Balance, June 30, 2024 (Restated) at Mar. 31, 2025	$ 45,829,968		$ 7,064,840			$ 296		$ 15,330							22,770,920	(73,645,307)	2,036,047
Beginning balance, shares at Mar. 31, 2025	11,457,494		1,766,210			74		15,330,275
Conversion of series B preferred stock			$ (6,269,868)					$ 3,135							6,266,733
Conversion of series B preferred stock, shares				(1,567,467)					3,134,936
Conversion of series C preferred stock						(320)		800							(480)
Conversion of series C preferred stock, shares							(80)				800,000
Conversion of series E preferred stock			(917,500)					459							917,041
Conversion of series E preferred stock, shares					(229,375)							458,750
Issuance of B, C and E preferred stock in exchange for series I preferred stock	$ (1,566,000)		$ 1,416,000			$ 24									149,976
Issuance of B, C and E preferred stock in exchange for series I preferred stock, shares	(391,500)		354,000			6
Common stock issued for services								$ 15							97,485		97,500
Common stock issued for services, shares								15,000
Common stock cancelled for legal settlement								$ (59)							59
Common stock cancelled for legal settlement, shares								(59,248)
Issuance of series Y preferred stock	$ 100,460																100,460
Issuance of series Y preferred stock, shares	25,115
Preferred stock dividends																(254,008)	(254,008)
Net loss																(1,226,395)	(1,226,395)
Ending balance, value at Jun. 30, 2025	$ 44,364,428		$ 1,293,472					$ 19,680							30,201,734	(75,125,710)	753,604
Ending balance, shares at Jun. 30, 2025	11,091,109		323,368			0		19,679,713
Conversion of convertible notes payable								$ 192							145,679		145,871
Conversion of convertible notes payable, shares								192,495
Common stock issued for services								$ 33							41,155		41,188
Common stock issued for services, shares								32,500
Issuance of series Y preferred stock	$ 102,996																102,996
Issuance of series Y preferred stock, shares	25,749
Preferred stock dividends																(263,790)	(263,790)
Net loss																(1,144,299)	(1,144,299)
Ending balance, value at Sep. 30, 2025	$ 44,467,424		$ 1,293,472			$ 0		$ 19,905							$ 30,388,568	$ (76,533,799)	$ (364,430)
Ending balance, shares at Sep. 30, 2025	11,116,858		323,368			0		19,904,708